ASSET ACQUISITION - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 21, 2023	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Impairment recognized		$ 6,300	$ 14,903
NHC Turlock, LLC
Business Acquisition [Line Items]
Business combination, consideration transferred	$ 1,600
Inventory	300
Business combination, intangibles	$ 1,300
NHC Turlock, LLC | Cannabis License
Business Acquisition [Line Items]
Impairment recognized			$ 1,300